Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 186	$ 158
Other non-current assets	46	59
Total other assets	$ 232	$ 217